Cover	Dec. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2019
Entity File Number	001-34475
Entity Registrant Name	OMEROS CORPORATION
Entity Central Index Key	0001285819
Entity Tax Identification Number	91-1663741
Entity Incorporation, State or Country Code	WA
Entity Address, Address Line One	201 Elliott Avenue West
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98119
City Area Code	206
Local Phone Number	676-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	OMER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false